Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	Jan. 11, 2024 $ / shares shares
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | (per share)	$ 5.00
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchased	62,500